Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2017
Financial Assets And Financial Liabilities
Financial assets and financial liabilities
30.	Financial assets and financial liabilities

(a)	Financial asset and liabilities –

	2017	2016
	S/(000)	S/(000)

Derivative financial instruments
Cash flow hedge (cross currency swaps)	489	69,912
Total cash flow hedge	489	69,912

Available-for-sale financial investments
Quoted equity shares	—	657
Total available-for-sale investments, note 9(b)	—	657

Total financial instruments at fair value	489	70,569

Total current	—	—
Total non-current	489	70,569

	489	70,569

The financial instruments at fair value through other comprehensive income reflect changes in the fair value of the so-called cash flow hedging contracts that cover the Senior Notes in US dollars.

Except cash flow hedge and available-for-sale investments , all financial assets which included cash and cash equivalents and trade and other receivables are classified in the category of loans and receivable, which are non-derivative financial assets carried at amortized cost, which generate a fixed or variable interest income for the Group. The carrying value may be affected by changes in the credit risk of the counterparties.

Financial liabilities -

All financial liabilities of the Group include trade and other payables and Senior Notes which are classified as loans and borrowings and are carried at amortized cost.

(b)	Hedging activities and derivatives -

Cash flow hedges -

Foreign currency risk -

Cross currency swap contracts are designated as hedging instruments in cash flows hedges of the Senior Notes denominated in US dollars with the intention of reducing the foreign exchange risk of expected disbursements of Senior Notes, in a principal amount of US$300,000,000.

The cross currency swap contracts balances vary with the level of expected forward exchange rates.

	2017		2016
	Assets	Liabilities	Assets	Liabilities
	S/(000)	S/(000)	S/(000)	S/(000)

Cross currency swap contracts designated as hedging instruments
Fair value	489	—	69,912	—

	489	—	69,912	—

The terms of the cross currency swaps contracts match the terms of the related Senior Notes.

The cash flow hedge of the expected future payments was assessed to be highly effective and a net unrealized loss of S/38,230,000 was included in OCI as of December 31, 2017 (net unrealized loss of S/39,511,000 as of December 31, 2016). The amounts retained in OCI as of December 31, 2017 are expected to mature and affect the consolidated statement of profit or loss in each of the future years until 2023.

(c)	Fair values -

Set out below is a comparison by class of the carrying amounts and fair values of the Group’s financial instruments that are carried in the consolidated financial statements:

	Carrying amount		Fair value
	2017	2016	2017	2016
	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets
Derivative financial instruments – Cross currency swaps	489	69,912	489	69,912
Available-for-sale financial investments	—	657	—	657

Total financial assets - non-current	489	70,569	489	70,569

Financial liabilities
Financial obligations:
Senior Notes	965,290	998,148	1,005,324	1,012,607

Total financial liabilities	965,290	998,148	1,005,324	1,012,607

Management assessed that cash and term deposits, trade receivables, trade payables and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

The following methods and assumptions were used to estimate the fair values:

-	The fair value of cross currency swaps is measured by using valuation techniques where inputs are based on market data. The most frequently applied valuation techniques include swap valuation models, using present value calculations. The models incorporate various inputs, including the credit quality of counterparties, foreign exchange, forward rates and interest rate curves.

A credit valuation adjustment (CVA) is applied to the “Over-The-Counter” derivative exposures to take into account the counterparty’s risk of default when measuring the fair value of the derivative. CVA is the mark-to market cost of protection required to hedge credit risk from counterparties in this type of derivatives portfolio. CVA is calculated by multiplying the probability of default (PD), the loss given default (LGD) and the expected exposure (EE) at the time of default.

A debit valuation adjustment (DVA) is applied to incorporate the Group’s own credit risk in the fair value of derivatives (that is the risk that the Group might default on its contractual obligations), using the same methodology as for CVA.

-	The fair value of the quoted senior notes is based on price quotations at the reporting date. The Group has not unquoted liability instruments for which fair value is disclosed as of December 31, 2017 and 2016.

-	Fair value of available-for-sale investments is derived from quoted market prices in active markets.

(d)	Fair value measurement -

All financial instruments for which fair value is recognized or disclosed are categorized within the fair value hierarchy, based on the lowest level input that is significant to the fair value measurement as a whole, as follows:

Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities.

Quantitative disclosures fair value measurement hierarchy for assets and liabilities as of December 31, 2017

	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	S/(000)	S/(000)	S/(000)	S/(000)

Assets measured at fair value:
Derivative financial assets:
Cross currency swaps	489	—	489	—

Total financial assets	489	—	489	—
Liabilities for which fair values are disclosed:
Senior Notes	1,005,324	1,005,324	—	—

Total financial liabilities	1,005,324	1,005,324	—	—

There have been no transfers between levels during the year ending December 31, 2017.

Quantitative disclosures fair value measurement hierarchy for assets and liabilities as of December 31, 2016

	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	S/(000)	S/(000)	S/(000)	S/(000)

Assets measured at fair value:
Derivative financial assets:
Cross currency swaps	69,912	—	69,912	—
Available-for-sale financial investments (note 9):
Quoted equity shares	657	657	—	—

Total financial assets	70,569	657	69,912	—
Liabilities for which fair values are disclosed:
Senior Notes	1,012,607	1,012,607	—	—

Total financial liabilities	1,012,607	1,012,607	—	—

There have been no transfers between levels during the year ending December 31, 2016.